Financial Instruments and Risk Management (Fuel Option Contracts Narrative) (Details) - Fuel Contract - Commodity price risk $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares $ / $ $ / $
Disclosure of detailed information about hedged items [line items]
Financial liabilities, at fair value | $	$ 0.2
2024
Disclosure of detailed information about hedged items [line items]
Number of Gallons Subject to Contract | $ / shares	1,512,000
Top of range | 2024
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	271.00%
Bottom of range | 2024
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	250.00%